Schedule of Investments
February 27, 2026 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.70%

Aircraft Engines & Engine Parts - 11.38%
General Electric Co.	81,025	27,731,617

Automobiles & Components - 0.01%
Gentherm, Inc. (2)	425	13,927

Communications Equipment - 2.40%
Lumentum Holdings, Inc. (2)	8,325	5,835,076

Construction Machinery & Equipment - 9.00%
Columbus Mckinnon Corp.	141,725	2,689,941
Manitowoc Co., Inc. (2)	1,303,425	19,225,519

		21,915,459

Drawing & Insulating of Nonferrous Wire - 0.77%
Corning, Inc.	12,525	1,883,510

Electronic & Other Electrical Equipment (No Computer Equipment) - 6.43%
GE Vernova, LLC	17,925	15,659,280

Fire, Marine & Casulty Insurance - 1.51%
Berkshire Hathaway, Inc. Class B (2)	4,125	2,082,919
Fairfax Financial Holdings, Ltd. (Canada)	925	1,591,911

		3,674,830

General Industrial Machinery & Equipment - 4.91%
ATS Corp. (Canada) (2)	146,525	4,681,474
ESAB Corp.	57,725	7,283,163

		11,964,637

Industrial Instruments For Measurement, Display, & Control - 12.70%
Cognex Corp.	440,625	23,970,000
Danaher Corp.	33,125	6,977,450

		30,947,450

Industrial Trucks, Tractors, Trailers & Stackers - 0.96%
Terex Corp.	34,125	2,347,459

Instruments For Measuring & Testing of Electricity & Electronic Signals - 0.52%
Veralto Corp.	13,025	1,269,026

Laboratory Analytical Instruments - 0.06%
Standard Biotools, Inc. (2)	138,525	156,533

Land Subdividers & Developers (No Cemeteries) - 0.71%
The St. Joe Co.	24,125	1,741,101

Medical Instruments & Supplies - 3.86%
Baxter International, Inc.	461,625	9,403,301

Miscellaneous Fabricated Metal Products - 2.54%
Parker Hannifin Corp.	6,125	6,181,228

Motor Vehicle Parts & Accessories - 4.27%
Modine Manufacturing Co. (2)	45,725	10,391,006

Office Furniture - 2.88%
MillerKnoll, Inc.	348,325	7,015,266

Office Furniture (No Wood) - 1.41%
HNI Corp.	76,525	3,440,564

Optical Instruments & Lenses - 3.13%
Coherent Corp. (2)	29,425	7,619,015

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.49%
Enovis Corp. (2)	333,725	8,499,976

Paper Mills - 3.54%
International Paper Co. (2)	198,125	8,628,344

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	63,000

Retail- Variety Stores - 0.72%
Costco Wholesale Corp.	1,725	1,743,613

Services-Business Services - 0.43%
Global Payments, Inc.	13,625	1,041,767

Special Industry Machinery, NEC - 2.77%
Azenta, Inc. (2)	250,225	6,751,071

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.87%
Nucor Corp.	11,925	2,109,294

Telephone & Telegraph Apparatus - 3.25%
Ciena Corp. (2)	22,725	7,924,208

Telephone Communications (No Radiotelephone) - 11.82%
Lumen Technologies, Inc. (2)	4,050,125	28,796,389

Textile Mills Products - 0.47%
Interface, Inc.	36,025	1,134,427

Totalizing Fluid Meters & Counting Devices - 2.03%
Vontier Corp.	120,625	4,935,975

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.85%
GE HealthCare Technologies, Inc.	24,525	2,066,722

Total Common Stock	(Cost $ 112,113,082)	242,885,068

Money Market Registered Investment Companies - 0.30%

Federated Hermes Government Obligation Fund - Institutional Class - 3.54% (3)	737,603	737,603

Total Money Market Registered Investment Companies	(Cost $ 737,6038)	737,603

Total Investments - 100.00%	(Cost $ 112,850,685)	243,622,672

Liabilities in Excess of Other Assets - (0.01%)		(33,955)

Total Net Assets - 100.00%		243,588,716

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$243,622,672	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$243,622,672	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at February 27, 2026.